Goodwill and other intangible assets (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
Goodwill

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,557	$1,600	$577	$1,964	$2,768	$115	$112	$148	$1,013	$10,854
Acquisitions	17	–	–	33	–	880	–	–	–	930
Dispositions	–	–	–	–	(19)	–	–	–	–	(19)
Currency translations	–	159	12	(69)	278	47	–	(1)	86	512
Balance at end of period	$2,574	$1,759	$589	$1,928	$3,027	$1,042	$112	$147	$1,099	$12,277

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,557	$1,719	$587	$2,001	$2,978	$121	$112	$149	$1,078	$11,302
Acquisitions	–	–	–	–	–	–	–	–	–	–
Dispositions	–	(3)	–	–	–	(4)	–	–	–	(7)
Currency translations	–	(116)	(10)	(37)	(210)	(2)	–	(1)	(65)	(441)
Balance at end of period	$2,557	$1,600	$577	$1,964	$2,768	$115	$112	$148	$1,013	$10,854

Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models
The terminal growth rates and
pre-tax
discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2022		August 1, 2021

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Canadian Banking	11.0%	3.0%	9.4%	3.0%
Caribbean Banking	12.6	3.5	10.9	3.5
Canadian Wealth Management	11.8	3.0	10.5	3.0
Global Asset Management	11.8	3.0	10.5	3.0
U.S. Wealth Management (including City National)	12.8	3.0	11.1	3.0
International Wealth Management (2)	n.m.	n.m.	n.m.	n.m.
Insurance	11.6	3.0	10.2	3.0
Investor & Treasury Services	11.8	3.0	9.9	3.0
Capital Markets	12.4	3.0	11.8	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.
(2)	The recoverable amount for our International Wealth Management CGU is determined using a multiples-based approach.

Summary of Carrying Amount of Other Intangible Assets
Other intangible assets

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$4,886	$894	$1,474	$1,414	$1,236	$9,904
Additions	25	16	–	–	1,256	1,297
Acquisition through business combination	–	14	–	1,292	148	1,454
Transfers	1,121	76	–	–	(1,197)	–
Dispositions	(960)	(111)	–	(329)	(5)	(1,405)
Impairment losses	(16)	–	–	–	(11)	(27)
Currency translations	71	48	149	113	30	411
Other changes	(51)	(29)	7	(18)	78	(13)
Balance at end of period	$5,076	$908	$1,630	$2,472	$1,535	$11,621
Accumulated amortization
Balance at beginning of period	$(2,979)	$(572)	$(885)	$(997)	$–	$(5,433)
Amortization charge for the year	(976)	(137)	(153)	(103)	–	(1,369)
Dispositions	959	109	–	315	–	1,383
Impairment losses	9	–	–	–	–	9
Currency translations	(36)	(31)	(98)	13	–	(152)
Other changes	(8)	19	(10)	23	–	24
Balance at end of period	$(3,031)	$(612)	$(1,146)	$(749)	$–	$(5,538)
Net balance at end of period	$2,045	$296	$484	$1,723	$1,535	$6,083

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Internally generated software (1)	Other software (1)	Core deposit intangibles	Customer list and relationships (1)	In process software	Total
Gross carrying amount
Balance at beginning of period	$4,321	$1,031	$1,586	$1,493	$1,241	$9,672
Additions	48	15	–	–	1,129	1,192
Acquisition through business combination	–	–	–	–	–	–
Transfers	1,022	69	–	–	(1,091)	–
Dispositions	(258)	(186)	–	(43)	(8)	(495)
Impairment losses	(157)	–	–	–	(9)	(166)
Currency translations	(83)	(43)	(112)	(41)	(29)	(308)
Other changes	(7)	8	–	5	3	9
Balance at end of period	$4,886	$894	$1,474	$1,414	$1,236	$9,904
Accumulated amortization
Balance at beginning of period	$(2,529)	$(630)	$(793)	$(968)	$–	$(4,920)
Amortization charge for the year	(898)	(138)	(150)	(101)	–	(1,287)
Dispositions	257	185	–	43	–	485
Impairment losses	137	–	–	–	–	137
Currency translations	45	24	58	29	–	156
Other changes	9	(13)	–	–	–	(4)
Balance at end of period	$(2,979)	$(572)	$(885)	$(997)	$–	$(5,433)
Net balance at end of period	$1,907	$322	$589	$417	$1,236	$4,471

(1)	Certain amounts have been revised from those previously presented.